John Hancock
Hedged Equity & Income Fund
Quarterly portfolio holdings 3/31/2021

Fund’s investments
As of 3-31-21 (unaudited)
	Shares	Value
Common stocks 81.4%		$131,244,009
(Cost $123,798,438)
Communication services 9.8%		15,815,384
Diversified telecommunication services 4.3%
AT&T, Inc.	15,907	481,505
BT Group PLC (A)	48,112	102,638
Deutsche Telekom AG	8,983	181,038
Hellenic Telecommunications Organization SA	67,012	1,075,228
Koninklijke KPN NV	311,823	1,057,718
KT Corp.	4,746	118,682
Lumen Technologies, Inc.	15,626	208,607
Magyar Telekom Telecommunications PLC	35,046	46,166
Nippon Telegraph & Telephone Corp.	4,391	113,296
Orange SA	10,767	132,498
Proximus SADP	2,509	54,591
Swisscom AG	332	178,124
Telefonica Deutschland Holding AG	54,537	159,983
Telekom Malaysia BHD	397,001	587,188
Turk Telekomunikasyon AS	59,252	48,902
Verizon Communications, Inc.	40,357	2,346,736
Entertainment 0.7%
DeNA Company, Ltd.	4,530	88,610
G-bits Network Technology Xiamen Company, Ltd., Class A	523	29,801
Koei Tecmo Holdings Company, Ltd.	14,794	666,031
Netflix, Inc. (A)	307	160,150
Nintendo Company, Ltd.	383	215,872
Interactive media and services 1.3%
Alphabet, Inc., Class A (A)	444	915,759
Alphabet, Inc., Class C (A)	70	144,804
Autohome, Inc., ADR	1,225	114,256
Baidu, Inc., ADR (A)	101	21,973
Facebook, Inc., Class A (A)	1,952	574,923
Gree, Inc.	17,090	86,530
Kakao Corp.	351	154,924
Media 1.6%
Comcast Corp., Class A	26,877	1,454,314
Criteo SA, ADR (A)	2,871	99,710
Fuji Media Holdings, Inc.	3,035	37,207
Gendai Agency, Inc. (A)	1,160	3,066
Metropole Television SA (A)	3,657	78,099
Nippon Television Holdings, Inc.	5,710	75,043
Omnicom Group, Inc.	2,546	188,786
RTL Group SA (A)	1,781	104,443
Television Francaise 1 (A)	9,598	87,283
The Interpublic Group of Companies, Inc.	8,331	243,265
TV Asahi Holdings Corp.	2,960	55,784
WPP PLC	13,308	169,590
Zee Entertainment Enterprises, Ltd.	12,940	35,992
Wireless telecommunication services 1.9%
Advanced Info Service PCL	12,422	69,088
America Movil SAB de CV, Series L, ADR	5,988	81,317
Globe Telecom, Inc.	2,541	98,529
KDDI Corp.	31,694	976,514
2	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Communication services (continued)
Wireless telecommunication services (continued)
MTN Group, Ltd.	7,663	$45,008
PLDT, Inc.	23,629	597,748
PLDT, Inc., ADR	3,093	80,913
SK Telecom Company, Ltd.	717	174,836
SoftBank Corp.	37,243	484,515
SoftBank Group Corp.	3,279	279,166
Turkcell Iletisim Hizmetleri AS	94,547	172,749
VEON, Ltd., ADR (A)	31,574	55,886
Consumer discretionary 6.5%		10,553,457
Auto components 0.5%
Aisan Industry Company, Ltd.	1,790	10,880
Bridgestone Corp.	6,507	264,541
Exedy Corp.	2,635	39,926
Hankook Tire & Technology Company, Ltd.	1,570	68,336
Ningbo Tuopu Group Company, Ltd., Class A	1,854	9,532
NOK Corp.	6,195	84,380
Sumitomo Riko Company, Ltd.	3,430	22,161
Tachi-S Company, Ltd.	3,060	33,248
Tokai Rika Company, Ltd.	4,590	78,062
Toyota Boshoku Corp.	4,670	77,443
Unipres Corp.	4,830	46,556
Automobiles 1.9%
Daimler AG	10,623	948,099
Dongfeng Motor Group Company, Ltd., H Shares	109,600	102,242
Ford Otomotiv Sanayi AS	27,729	648,744
Honda Motor Company, Ltd.	8,380	252,619
Isuzu Motors, Ltd.	89,442	960,590
Mitsubishi Motors Corp. (A)	8,920	25,505
Nissan Motor Company, Ltd. (A)	16,240	90,727
Renault SA (A)	1,881	81,338
Diversified consumer services 0.0%
Benesse Holdings, Inc.	400	8,426
Offcn Education Technology Company, Ltd., Class A	4,011	17,310
Hotels, restaurants and leisure 1.5%
Aramark	3,042	114,927
Darden Restaurants, Inc.	3,210	455,820
Evolution Gaming Group AB (B)	237	34,902
OPAP SA	35,509	479,720
Sands China, Ltd. (A)	230,400	1,154,793
Starbucks Corp.	1,340	146,422
Yum China Holdings, Inc.	1,004	59,447
Household durables 0.6%
Funai Electric Company, Ltd. (A)	6,373	53,045
Husqvarna AB, B Shares	51,676	744,994
Nikon Corp.	6,135	57,641
Tamron Company, Ltd.	750	14,637
Internet and direct marketing retail 0.6%
Amazon.com, Inc. (A)	333	1,030,329
Multiline retail 0.1%
Marks & Spencer Group PLC (A)	23,763	49,393
Target Corp.	637	126,171
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	3

	Shares	Value
Consumer discretionary (continued)
Specialty retail 1.3%
CECONOMY AG (A)	9,715	$56,265
China Tourism Group Duty Free Corp., Ltd., Class A	769	36,080
Halfords Group PLC (A)	5,267	27,585
Industria de Diseno Textil SA	20,257	669,290
Kingfisher PLC (A)	27,925	122,396
Shimamura Company, Ltd.	1,030	119,022
The Home Depot, Inc.	3,462	1,056,776
Xebio Holdings Company, Ltd.	4,905	41,560
Textiles, apparel and luxury goods 0.0%
361 Degrees International, Ltd.	57,235	16,384
Sanyo Shokai, Ltd. (A)	2,120	15,193
Consumer staples 7.1%		11,381,829
Beverages 1.2%
Anadolu Efes Biracilik Ve Malt Sanayii AS	15,328	39,183
Anhui Gujing Distillery Company, Ltd., Class A	6,197	199,255
Coca-Cola Amatil, Ltd.	89,681	917,092
Coca-Cola Icecek AS	6,440	53,745
Luzhou Laojiao Company, Ltd., Class A	1,859	64,231
PepsiCo, Inc.	1,680	237,636
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., Class A	587	30,021
Sichuan Swellfun Company, Ltd., Class A	2,348	25,710
The Coca-Cola Company	5,097	268,663
Wuliangye Yibin Company, Ltd., Class A	489	20,116
Food and staples retailing 1.2%
Costco Wholesale Corp.	611	215,365
J Sainsbury PLC	46,021	153,894
Jeronimo Martins SGPS SA	2,284	38,397
Kesko OYJ, B Shares	25,590	782,602
Koninklijke Ahold Delhaize NV	2,184	60,918
METRO AG	1,999	21,111
Seven & i Holdings Company, Ltd.	1,089	43,975
The Kroger Company	2,408	86,664
Walgreens Boots Alliance, Inc.	2,330	127,917
Walmart, Inc.	2,909	395,129
Welcia Holdings Company, Ltd.	1,460	50,092
Food products 2.0%
Archer-Daniels-Midland Company	2,236	127,452
Astral Foods, Ltd.	3,354	33,364
Bunge, Ltd.	1,125	89,179
General Mills, Inc.	3,588	220,016
Hormel Foods Corp.	2,775	132,590
Kellogg Company	16,536	1,046,729
Mondelez International, Inc., Class A	993	58,120
Nestle SA	9,836	1,096,482
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	214,134	18,909
The Hershey Company	425	67,218
The J.M. Smucker Company	497	62,885
The Kraft Heinz Company	4,138	165,520
Household products 0.5%
Colgate-Palmolive Company	1,777	140,081
Kimberly-Clark Corp.	1,285	178,679
4	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Consumer staples (continued)
Household products (continued)
The Clorox Company	559	$107,820
The Procter & Gamble Company	2,831	383,402
Personal products 0.0%
Kao Corp.	353	23,358
Proya Cosmetics Company, Ltd., Class A	489	11,935
Tobacco 2.2%
Altria Group, Inc.	12,001	613,971
British American Tobacco PLC	7,715	293,251
ITC, Ltd.	29,701	88,592
Japan Tobacco, Inc.	37,235	715,299
KT&G Corp.	2,640	190,177
Philip Morris International, Inc.	18,989	1,685,084
Energy 5.1%		8,235,224
Energy equipment and services 0.1%
Fugro NV (A)	3,768	39,427
Saipem SpA	16,159	44,023
The Drilling Company of 1972 A/S (A)	214	8,484
Trican Well Service, Ltd. (A)	19,551	32,204
Oil, gas and consumable fuels 5.0%
Advantage Oil & Gas, Ltd. (A)	13,672	25,784
ARC Resources, Ltd.	6,972	42,830
BP PLC	60,104	244,140
Cameco Corp.	4,345	72,054
Chevron Corp.	2,140	224,251
Coal India, Ltd.	129,153	230,575
Enbridge, Inc.	35,575	1,295,952
Eni SpA	14,520	178,918
Exxaro Resources, Ltd.	6,928	81,626
Exxon Mobil Corp.	20,634	1,151,996
Foresight Energy LLC (A)	191	1,770
Galp Energia SGPS SA	7,554	87,568
Gazprom PJSC, ADR	12,858	77,084
Inpex Corp.	12,970	88,688
Japan Petroleum Exploration Company, Ltd.	1,255	23,334
Kinder Morgan, Inc.	15,033	250,299
LUKOIL PJSC, ADR	328	26,499
Oil & Natural Gas Corp., Ltd.	42,603	59,749
Ovintiv, Inc.	2,585	61,648
Petronet LNG, Ltd.	17,714	54,494
Repsol SA	24,060	298,632
Royal Dutch Shell PLC, B Shares	18,394	338,587
Surgutneftegas PJSC, ADR (London Stock Exchange)	54,074	242,658
TC Energy Corp.	27,103	1,242,463
The Williams Companies, Inc.	9,860	233,583
TOTAL SE	30,433	1,418,779
Tourmaline Oil Corp.	2,142	40,771
YPF SA, ADR (A)	3,979	16,354
Financials 15.2%		24,530,461
Banks 7.2%
ABN AMRO Bank NV (B)	8,389	101,842
AIB Group PLC (A)	42,486	111,461
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	5

	Shares	Value
Financials (continued)
Banks (continued)
Banco Santander Chile, ADR	25,943	$644,165
Bank Mandiri Persero Tbk PT	64,894	27,494
Bank of America Corp.	46,276	1,790,418
Bank of Ireland Group PLC (A)	27,171	134,178
Bank Rakyat Indonesia Persero Tbk PT (A)	1,967,471	596,900
BNP Paribas SA (A)	3,371	205,393
BPER Banca	28,050	61,655
CaixaBank SA	47,481	147,418
Canara Bank (A)	16,629	34,694
CIMB Group Holdings BHD	61,450	64,389
Dah Sing Financial Holdings, Ltd.	11,420	37,681
DGB Financial Group, Inc.	8,154	60,836
DNB ASA	50,975	1,086,936
Erste Group Bank AG	2,055	69,620
Huntington Bancshares, Inc.	9,171	144,168
ING Groep NV	18,836	230,064
Japan Post Bank Company, Ltd.	4,100	39,427
JPMorgan Chase & Co.	991	150,860
Kasikornbank PCL	11,405	53,350
Kasikornbank PCL, NVDR	14,894	69,247
KB Financial Group, Inc.	3,313	163,290
Mitsubishi UFJ Financial Group, Inc.	206,099	1,102,071
Resona Holdings, Inc.	46,500	195,323
Royal Bank of Canada	11,648	1,073,967
Sberbank of Russia PJSC, ADR	3,401	52,409
Shinhan Financial Group Company, Ltd.	3,787	125,774
Societe Generale SA (A)	4,832	126,332
Standard Chartered PLC	135,332	931,834
Sumitomo Mitsui Financial Group, Inc.	5,050	183,049
Sumitomo Mitsui Trust Holdings, Inc.	3,430	119,671
The Bank of Nova Scotia	24,290	1,519,599
The Tochigi Bank, Ltd.	9,720	16,681
Unicaja Banco SA (A)(B)	61,829	62,225
UniCredit SpA (A)	13,484	142,429
Capital markets 1.7%
CME Group, Inc.	940	191,976
GAM Holding AG (A)	3,838	10,129
Ichiyoshi Securities Company, Ltd.	4,110	22,868
IGM Financial, Inc.	2,026	61,746
Intercontinental Exchange, Inc.	374	41,768
Julius Baer Group, Ltd.	988	63,137
Nomura Holdings, Inc.	15,133	80,182
SBI Holdings, Inc.	23,228	631,202
Standard Life Aberdeen PLC	28,132	112,388
UBS Group AG	91,861	1,421,225
Uranium Participation Corp. (A)	8,697	37,717
Consumer finance 0.4%
Capital One Financial Corp.	420	53,437
Discover Financial Services	4,789	454,907
Provident Financial PLC (A)	12,505	37,411
Synchrony Financial	2,873	116,816
6	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Diversified financial services 0.8%
G-Resources Group, Ltd. (A)	1,207,812	$7,493
Haci Omer Sabanci Holding AS	400,873	418,714
Industrivarden AB, A Shares (A)	17,429	641,225
M&G PLC	34,325	98,089
REC, Ltd.	76,012	136,966
Insurance 4.8%
Admiral Group PLC	1,477	63,128
Ageas SA/NV	1,989	120,108
Assicurazioni Generali SpA	26,467	528,787
Aviva PLC	174,216	982,001
AXA SA	81,956	2,200,045
China Reinsurance Group Corp., H Shares	668,416	71,607
Dai-ichi Life Holdings, Inc.	6,155	105,804
Direct Line Insurance Group PLC	59,348	256,193
Japan Post Insurance Company, Ltd.	30,456	625,646
Old Mutual, Ltd.	90,012	77,024
Prudential PLC	3,445	73,387
SCOR SE	2,257	76,880
Shin Kong Financial Holding Company, Ltd.	116,999	37,624
Swiss Re AG	2,122	208,684
T&D Holdings, Inc.	12,195	156,921
The Progressive Corp.	11,259	1,076,473
Tokio Marine Holdings, Inc.	23,500	1,118,390
Tongyang Life Insurance Company, Ltd.	7,349	27,486
Mortgage real estate investment trusts 0.3%
Annaly Capital Management, Inc.	47,445	408,027
Health care 7.3%		11,786,306
Biotechnology 0.6%
AbbVie, Inc.	1,441	155,945
Amgen, Inc.	990	246,322
Gilead Sciences, Inc.	7,868	508,509
Health care equipment and supplies 1.1%
Abbott Laboratories	2,648	317,336
Becton, Dickinson and Company	285	69,298
Coloplast A/S, B Shares	681	102,386
Hoya Corp.	1,057	124,405
Jafron Biomedical Company, Ltd., Class A	98	1,140
Medtronic PLC	8,429	995,718
Ovctek China, Inc., Class A	2,641	36,473
ResMed, Inc.	311	60,340
Health care providers and services 0.4%
Cardinal Health, Inc.	1,828	111,051
CVS Health Corp.	1,397	105,096
Fresenius SE & Company KGaA	3,032	135,107
UnitedHealth Group, Inc.	802	298,400
Health care technology 0.0%
AGFA-Gevaert NV (A)	7,296	33,871
Life sciences tools and services 0.0%
CMIC Holdings Company, Ltd.	1,380	19,227
EPS Holdings, Inc.	2,570	26,283
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	7

	Shares	Value
Health care (continued)
Pharmaceuticals 5.2%
AstraZeneca PLC	13,395	$1,336,935
Bristol-Myers Squibb Company	4,851	306,244
Chugai Pharmaceutical Company, Ltd.	1,354	55,018
Daiichi Sankyo Company, Ltd.	740	21,590
Eisai Company, Ltd.	740	49,738
Eli Lilly & Company	618	115,455
GlaxoSmithKline PLC	4,667	82,619
Johnson & Johnson	4,207	691,420
Merck & Company, Inc.	16,309	1,257,261
Novartis AG	19,315	1,651,059
Novo Nordisk A/S, B Shares	1,007	67,855
Pfizer, Inc.	55,854	2,023,590
Roche Holding AG	884	286,366
Sanofi	1,136	112,332
Takeda Pharmaceutical Company, Ltd.	7,939	289,394
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., Class A	465	20,447
Zhejiang Huahai Pharmaceutical Company, Ltd., Class A	1,746	6,882
Zhejiang NHU Company, Ltd., Class A	8,898	52,123
Zoetis, Inc.	83	13,071
Industrials 8.1%		13,044,958
Aerospace and defense 1.5%
BAE Systems PLC	184,065	1,281,840
Dassault Aviation SA (A)	53	58,939
Lockheed Martin Corp.	2,798	1,033,861
Northrop Grumman Corp.	85	27,509
Air freight and logistics 0.2%
bpost SA (A)	2,662	25,424
CH Robinson Worldwide, Inc.	1,158	110,508
PostNL NV (A)	15,331	74,317
United Parcel Service, Inc., Class B	1,023	173,900
Airlines 0.1%
Japan Airlines Company, Ltd. (A)	4,710	105,485
Building products 0.2%
Cie de Saint-Gobain	4,001	236,265
Zhejiang Weixing New Building Materials Company, Ltd., Class A	6,765	26,103
Commercial services and supplies 0.2%
Aeon Delight Company, Ltd.	2,109	61,553
Babcock International Group PLC (A)	13,418	42,284
Prosegur Cia de Seguridad SA	19,480	62,031
Republic Services, Inc.	690	68,552
Toppan Forms Company, Ltd.	4,180	42,280
Toppan Printing Company, Ltd.	3,250	55,098
Waste Management, Inc.	601	77,541
Construction and engineering 0.9%
China Machinery Engineering Corp., H Shares	91,220	40,774
Chiyoda Corp. (A)	6,295	27,276
Implenia AG (A)	849	23,411
JGC Holdings Corp.	10,295	126,556
Raubex Group, Ltd.	17,090	32,888
Toyo Engineering Corp. (A)	4,710	33,320
Vinci SA	11,029	1,129,610
8	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Industrials (continued)
Electrical equipment 0.1%
Cosel Company, Ltd.	3,120	$30,892
Eve Energy Company Ltd., Class A	2,544	29,409
Ushio, Inc.	5,610	74,167
Zumtobel Group AG (A)	4,331	39,815
Industrial conglomerates 0.6%
3M Company	1,170	225,436
Jardine Matheson Holdings, Ltd.	10,795	707,256
Machinery 2.0%
Alfa Laval AB (A)	20,563	621,484
Caterpillar, Inc.	338	78,372
Doosan Bobcat, Inc. (A)	776	28,963
Hino Motors, Ltd.	11,510	98,996
Hisaka Works, Ltd.	2,900	22,264
Kone OYJ, B Shares	984	80,428
Mitsubishi Heavy Industries, Ltd.	1,595	49,665
OKUMA Corp.	900	51,671
Sandvik AB (A)	23,821	651,788
Shibaura Machine Company, Ltd.	453	11,459
SKF AB, B Shares	22,741	647,084
Sumitomo Heavy Industries, Ltd.	2,760	76,742
The Japan Steel Works, Ltd.	1,900	45,263
THK Company, Ltd.	2,400	83,268
Volvo AB, B Shares (A)	25,580	647,814
Yantai Eddie Precision Machinery Company Ltd., Class A	3,620	33,345
Marine 0.6%
A.P. Moller - Maersk A/S, Series A	333	724,630
A.P. Moller - Maersk A/S, Series B	49	113,754
D/S Norden A/S	3,488	80,768
Pacific Basin Shipping, Ltd.	377,044	102,113
Professional services 0.9%
Adecco Group AG	2,998	202,221
Bureau Veritas SA (A)	31,537	897,437
Hays PLC (A)	40,866	84,200
Leidos Holdings, Inc.	976	93,969
Pagegroup PLC (A)	11,252	72,995
SThree PLC (A)	7,383	39,238
Road and rail 0.0%
The Go-Ahead Group PLC (A)	2,133	40,016
Trading companies and distributors 0.7%
Mitsubishi Corp.	8,705	246,778
Rexel SA	5,989	118,547
SIG PLC (A)	20,967	11,051
Triton International, Ltd.	14,447	794,441
Xiamen C & D, Inc., Class A	17,434	22,441
Transportation infrastructure 0.1%
Hamburger Hafen und Logistik AG	1,036	22,952
Kamigumi Company, Ltd.	3,400	64,501
Information technology 9.0%		14,498,450
Communications equipment 1.1%
Cisco Systems, Inc.	28,159	1,456,102
Juniper Networks, Inc.	8,244	208,821
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	9

	Shares	Value
Information technology (continued)
Communications equipment (continued)
Motorola Solutions, Inc.	240	$45,132
Nokia OYJ (A)	30,303	121,019
Electronic equipment, instruments and components 0.3%
Citizen Watch Company, Ltd.	16,115	55,219
Enplas Corp.	360	13,493
Foxconn Technology Company, Ltd.	26,026	66,808
Hon Hai Precision Industry Company, Ltd.	24,495	107,453
Lens Technology Company, Ltd., Class A	4,173	16,749
Nichicon Corp.	2,340	23,814
Nippon Chemi-Con Corp. (A)	3,340	58,863
PAX Global Technology, Ltd.	62,174	67,293
IT services 1.4%
Broadridge Financial Solutions, Inc.	1,220	186,782
Fidelity National Information Services, Inc.	800	112,488
Fujitsu, Ltd.	1,181	171,852
IBM Corp.	3,409	454,283
Infosys, Ltd.	9,349	175,330
Itochu Techno-Solutions Corp.	5,300	171,268
Jack Henry & Associates, Inc.	462	70,095
Mastercard, Inc., Class A	570	202,949
Nomura Research Institute, Ltd.	3,701	114,982
Obic Company, Ltd.	753	138,169
Sopra Steria Group (A)	135	22,558
The Western Union Company	4,797	118,294
Visa, Inc., Class A	1,658	351,048
Semiconductors and semiconductor equipment 3.9%
Analog Devices, Inc.	1,017	157,716
Broadcom, Inc.	2,637	1,222,671
Disco Corp.	157	49,613
Hangzhou First Applied Material Company, Ltd., Class A	5,283	69,480
Infineon Technologies AG	441	18,763
Intel Corp.	4,331	277,184
KLA Corp.	643	212,447
Lasertec Corp.	114	15,055
LONGi Green Energy Technology Company, Ltd., Class A	2,338	31,655
Miraial Company, Ltd.	2,070	23,817
NVIDIA Corp.	579	309,145
QUALCOMM, Inc.	1,932	256,164
Shenzhen SC New Energy Technology Corp., Class A	2,348	39,116
Skyworks Solutions, Inc.	946	173,572
Taiwan Semiconductor Manufacturing Company, Ltd.	73,000	1,537,321
Texas Instruments, Inc.	8,831	1,668,971
Tokyo Seimitsu Company, Ltd.	785	35,913
Unigroup Guoxin Microelectronics Company Ltd., Class A	2,348	38,491
Xilinx, Inc.	948	117,457
Software 1.3%
Intuit, Inc.	380	145,563
Microsoft Corp.	5,338	1,258,540
NortonLifeLock, Inc.	1,859	39,522
Oracle Corp.	2,269	159,216
Oracle Corp. Japan	4,326	423,495
Trend Micro, Inc.	2,043	102,555
10	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Information technology (continued)
Technology hardware, storage and peripherals 1.0%
Canon, Inc.	11,494	$261,305
Catcher Technology Company, Ltd.	10,540	78,326
HP, Inc.	4,464	141,732
Maxell Holdings, Ltd. (A)	3,300	41,824
NetApp, Inc.	1,937	140,762
Quadient SA	2,824	67,793
Samsung Electronics Company, Ltd.	1,749	126,531
Seagate Technology PLC	1,267	97,242
Seiko Epson Corp.	38,507	628,629
Materials 7.0%		11,309,092
Chemicals 2.9%
Asahi Kasei Corp.	59,659	688,687
BASF SE	11,153	926,848
China BlueChemical, Ltd., H Shares	168,284	40,802
Covestro AG (B)	8,859	596,041
Dow, Inc.	2,332	149,108
EMS-Chemie Holding AG	114	101,838
Hanwha Solutions Corp. (A)	97	4,337
Lomon Billions Group Company, Ltd., Class A	4,666	20,511
LyondellBasell Industries NV, Class A	7,285	758,004
Mitsubishi Gas Chemical Company, Inc.	27,613	679,217
Skshu Paint Company, Ltd., Class A	1,174	35,764
Yara International ASA	12,769	665,195
Construction materials 0.2%
Huaxin Cement Company, Ltd., Class A	4,437	16,094
Imerys SA	1,332	64,781
LafargeHolcim, Ltd. (A)	3,377	198,584
Vicat SA	1,188	57,652
Containers and packaging 0.2%
Amcor PLC	12,498	145,977
International Paper Company	2,802	151,504
Nampak, Ltd. (A)	55,640	11,847
Metals and mining 3.3%
Anglo American PLC	4,255	166,659
Barrick Gold Corp.	4,625	91,749
BHP Group, Ltd.	18,750	650,427
Centerra Gold, Inc.	4,139	36,624
Chubu Steel Plate Company, Ltd.	1,386	10,204
Eldorado Gold Corp. (A)	3,606	38,909
Endeavour Mining Corp.	2,052	41,360
Eregli Demir ve Celik Fabrikalari TAS	158,384	293,289
Fortescue Metals Group, Ltd.	2,281	34,764
Gold Fields, Ltd.	5,288	49,701
Grupo Mexico SAB de CV, Series B	139,661	736,176
Harmony Gold Mining Company, Ltd., ADR (A)	10,022	43,696
IAMGOLD Corp. (A)	5,694	16,968
Impala Platinum Holdings, Ltd.	4,326	79,865
Kinross Gold Corp.	8,194	54,654
Kyoei Steel, Ltd.	4,020	60,333
Maruichi Steel Tube, Ltd.	2,550	58,290
MMC Norilsk Nickel PJSC, ADR	18,580	581,368
Nakayama Steel Works, Ltd.	5,690	22,460
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	11

	Shares	Value
Materials (continued)
Metals and mining (continued)
Neturen Company, Ltd.	2,050	$11,309
Newmont Corp.	2,402	144,651
Norsk Hydro ASA	27,653	177,614
Novolipetsk Steel PJSC, GDR	10,223	325,806
Nucor Corp.	749	60,122
OceanaGold Corp. (A)	20,913	31,119
Pacific Metals Company, Ltd.	1,570	30,593
Polyus PJSC, GDR	251	23,094
Polyus PJSC, GDR (London Stock Exchange)	29	2,668
Resolute Mining, Ltd. (A)	34,263	11,503
Rio Tinto PLC	10,176	786,611
Salzgitter AG (A)	2,361	73,729
Severstal PAO, GDR	18,633	375,852
Tokyo Steel Manufacturing Company, Ltd.	11,290	86,532
Western Areas, Ltd.	26,114	40,838
Yamato Kogyo Company, Ltd.	3,055	90,881
Yodogawa Steel Works, Ltd.	730	16,204
Paper and forest products 0.4%
Stora Enso OYJ, R Shares	34,290	639,679
Real estate 2.6%		4,174,970
Equity real estate investment trusts 1.8%
American Tower Corp.	254	60,721
Boston Properties, Inc.	7,748	784,562
Crown Castle International Corp.	734	126,343
Extra Space Storage, Inc.	1,077	142,756
Iron Mountain, Inc.	7,318	270,839
Land Securities Group PLC	5,318	50,567
Medical Properties Trust, Inc.	51,278	1,091,196
Omega Healthcare Investors, Inc.	2,225	81,502
Public Storage	828	204,317
The British Land Company PLC	7,868	54,739
WP Carey, Inc.	880	62,269
Real estate management and development 0.8%
CK Asset Holdings, Ltd.	16,965	103,276
Mitsubishi Estate Company, Ltd.	6,790	118,903
Nexity SA	20,758	1,022,980
Utilities 3.7%		5,913,878
Electric utilities 2.6%
Alliant Energy Corp.	1,080	58,493
American Electric Power Company, Inc.	1,616	136,875
CEZ AS	17,523	433,061
Duke Energy Corp.	14,125	1,363,486
Edison International	14,724	862,826
Entergy Corp.	500	49,735
Exelon Corp.	18,101	791,738
FirstEnergy Corp.	1,265	43,883
NextEra Energy, Inc.	840	63,512
OGE Energy Corp.	1,986	64,267
PPL Corp.	6,406	184,749
Xcel Energy, Inc.	696	46,291
12	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Utilities (continued)
Gas utilities 0.1%
Enagas SA	3,027	$65,900
Naturgy Energy Group SA	3,496	85,837
Independent power and renewable electricity producers 0.0%
NTPC, Ltd.	6,117	8,955
Multi-utilities 1.0%
AGL Energy, Ltd.	8,328	61,221
Centrica PLC (A)	63,408	47,337
CMS Energy Corp.	322	19,713
Consolidated Edison, Inc.	745	55,726
Dominion Energy, Inc.	1,135	86,215
DTE Energy Company	70	9,320
Engie SA	10,851	154,142
National Grid PLC	94,148	1,117,590
WEC Energy Group, Inc.	512	47,918
Water utilities 0.0%

Cia de Saneamento Basico do Estado de Sao Paulo	7,526	55,088

Preferred securities 0.9%		$1,432,442
(Cost $889,526)
Consumer discretionary 0.7%		1,190,677
Automobiles 0.7%
Hyundai Motor Company, 3rd Preferred	1,244	104,585
Volkswagen AG	3,880	1,086,092
Financials 0.1%		107,695
Insurance 0.1%
Samsung Fire & Marine Insurance Company, Ltd.	825	107,695
Information technology 0.1%		134,070
Technology hardware, storage and peripherals 0.1%
Samsung Electronics Company, Ltd.	2,070	134,070

Exchange-traded funds 0.1%		$235,820
(Cost $233,068)
iShares Core MSCI EAFE ETF	3,273	235,820
Other equity investments 0.2%		$269,185
(Cost $240,553)
Allstar Co-Invest LLC (LLC Interest) (A)(C)(D)	236,300	269,185

	Rate (%)	Maturity date	Par value^	Value
Foreign government obligations 0.1%				$235,994
(Cost $255,110)
Argentina 0.0%				48,211
Republic of Argentina
Bond (0.125% to 7-9-21, then 1.125% to 7-9-22, then 1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter)	0.125	07-09-35	75,000	22,388
Bond (0.125% to 7-9-21, then 2.500% to 7-9-22, then 3.500% to 7-9-29, then 4.875% thereafter)	0.125	07-09-41	75,000	25,823
Turkey 0.1%				187,783

Istanbul Metropolitan Municipality Bond (B)	6.375	12-09-25	200,000	187,783
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	13

	Rate (%)	Maturity date		Par value^	Value

Corporate bonds 13.3%					$21,473,890
(Cost $20,518,270)
Communication services 1.8%					2,885,907
Diversified telecommunication services 0.5%
Embarq Corp.	7.995	06-01-36		70,000	80,655
Frontier Communications Corp. (B)	5.000	05-01-28		65,000	66,195
Frontier Communications Corp. (B)	5.875	10-15-27		65,000	68,900
Frontier Communications Corp. (B)	6.750	05-01-29		70,000	73,829
Frontier Communications Corp. (E)	6.875	01-15-25		40,000	25,900
Frontier Communications Corp. (E)	10.500	09-15-22		40,000	27,350
Telecom Argentina SA (B)	8.500	08-06-25		88,000	79,798
Telecom Italia SpA (B)	5.303	05-30-24		200,000	216,615
T-Mobile USA, Inc.	2.250	02-15-26		35,000	35,252
T-Mobile USA, Inc.	2.625	04-15-26		50,000	50,940
Ziggo BV (B)	5.500	01-15-27		150,000	156,188
Interactive media and services 0.1%
Arches Buyer, Inc. (B)	4.250	06-01-28		35,000	34,937
Arches Buyer, Inc. (B)	6.125	12-01-28		20,000	20,600
Endure Digital, Inc. (B)	6.000	02-15-29		50,000	48,870
Media 1.1%
Altice France SA (B)	3.375	01-15-28	EUR	100,000	114,328
Altice France SA	5.875	02-01-27	EUR	165,000	206,073
CCO Holdings LLC (B)	4.250	02-01-31		115,000	115,255
CCO Holdings LLC (B)	4.500	08-15-30		45,000	45,864
CCO Holdings LLC (B)	4.500	05-01-32		10,000	10,125
CCO Holdings LLC (B)	5.750	02-15-26		108,000	111,429
Cinemark USA, Inc.	4.875	06-01-23		55,000	54,667
Cinemark USA, Inc. (B)	5.875	03-15-26		45,000	46,077
DISH DBS Corp.	5.000	03-15-23		175,000	182,569
DISH DBS Corp.	5.875	07-15-22		75,000	78,338
DISH DBS Corp.	5.875	11-15-24		30,000	31,375
DISH DBS Corp.	7.750	07-01-26		30,000	33,112
Gray Television, Inc. (B)	4.750	10-15-30		35,000	34,694
Lamar Media Corp.	3.750	02-15-28		30,000	29,963
Nexstar Broadcasting, Inc. (B)	5.625	07-15-27		180,000	188,662
Scripps Escrow, Inc. (B)	5.875	07-15-27		100,000	103,500
United Group BV	3.625	02-15-28	EUR	100,000	113,619
Virgin Media Secured Finance PLC (B)	4.125	08-15-30	GBP	100,000	137,377
WMG Acquisition Corp. (B)	5.500	04-15-26		85,000	87,389
Wireless telecommunication services 0.1%
Sprint Corp.	7.125	06-15-24		50,000	57,563
Vmed O2 UK Financing I PLC (B)	3.250	01-31-31	EUR	100,000	117,899
Consumer discretionary 2.4%					3,943,253
Auto components 0.2%
Adient Global Holdings, Ltd.	3.500	08-15-24	EUR	200,000	242,646
Clarios Global LP (B)	8.500	05-15-27		40,000	43,050
Automobiles 0.2%
Ford Motor Company	4.750	01-15-43		60,000	60,444
Ford Motor Credit Company LLC	4.542	08-01-26		200,000	211,640
Distributors 0.1%
LKQ European Holdings BV	3.625	04-01-26	EUR	100,000	119,396
14	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Diversified consumer services 0.1%
Q-Park Holding I BV (B)	2.000	03-01-27	EUR	100,000	$111,765
Service Corp. International	4.625	12-15-27		35,000	36,881
Hotels, restaurants and leisure 0.9%
Boyd Gaming Corp.	4.750	12-01-27		25,000	25,481
Boyd Gaming Corp.	6.375	04-01-26		85,000	87,763
Caesars Entertainment, Inc. (B)	6.250	07-01-25		95,000	101,271
Caesars Entertainment, Inc. (B)	8.125	07-01-27		55,000	60,651
Caesars Resort Collection LLC (B)	5.250	10-15-25		120,000	120,442
Caesars Resort Collection LLC (B)	5.750	07-01-25		30,000	31,659
Carnival Corp. (B)	7.625	03-01-26		20,000	21,486
Carnival Corp. (B)	11.500	04-01-23		110,000	126,088
Cirsa Finance International Sarl	6.250	12-20-23	EUR	100,000	118,905
Jacobs Entertainment, Inc. (B)	7.875	02-01-24		165,000	171,600
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (B)	4.750	06-01-27		60,000	62,925
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (B)	5.250	06-01-26		60,000	61,835
New Red Finance, Inc. (B)	3.500	02-15-29		160,000	155,600
New Red Finance, Inc. (B)	4.000	10-15-30		60,000	57,900
Penn National Gaming, Inc. (B)	5.625	01-15-27		186,000	192,702
Sugarhouse HSP Gaming Prop Mezz LP (B)	5.875	05-15-25		105,000	102,375
Yum! Brands, Inc. (B)	4.750	01-15-30		30,000	31,719
Household durables 0.3%
Adams Homes, Inc. (B)	7.500	02-15-25		20,000	20,950
Ashton Woods USA LLC (B)	6.625	01-15-28		95,000	101,175
Empire Communities Corp. (B)	7.000	12-15-25		35,000	36,881
KB Home	4.800	11-15-29		30,000	31,425
M/I Homes, Inc.	4.950	02-01-28		70,000	72,494
M/I Homes, Inc.	5.625	08-01-25		40,000	41,200
Taylor Morrison Communities, Inc. (B)	5.750	01-15-28		140,000	154,217
TopBuild Corp. (B)	3.625	03-15-29		25,000	24,688
Leisure products 0.0%
Mattel, Inc. (B)	3.375	04-01-26		30,000	30,973
Mattel, Inc. (B)	5.875	12-15-27		40,000	43,913
Mattel, Inc. (B)	6.750	12-31-25		27,000	28,389
Multiline retail 0.0%
Macy's Retail Holdings LLC (B)	5.875	04-01-29		45,000	46,145
NMG Holding Company, Inc. (B)	7.125	04-01-26		55,000	56,100
Specialty retail 0.5%
Asbury Automotive Group, Inc.	4.500	03-01-28		8,000	8,183
Asbury Automotive Group, Inc.	4.750	03-01-30		8,000	8,264
Group 1 Automotive, Inc. (B)	4.000	08-15-28		45,000	44,719
L Brands, Inc.	5.250	02-01-28		5,000	5,363
L Brands, Inc. (B)	6.625	10-01-30		50,000	57,090
Lithia Motors, Inc. (B)	4.625	12-15-27		65,000	67,519
Parts Europe SA (B)	6.500	07-16-25	EUR	100,000	122,697
Parts Europe SA	6.500	07-16-25	EUR	100,000	122,697
Specialty Building Products Holdings LLC (B)	6.375	09-30-26		100,000	103,250
Staples, Inc. (B)	7.500	04-15-26		200,000	210,950
Textiles, apparel and luxury goods 0.1%
G-III Apparel Group, Ltd. (B)	7.875	08-15-25		55,000	59,813
PVH Corp.	4.625	07-10-25		80,000	87,934
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	15

	Rate (%)	Maturity date		Par value^	Value
Consumer staples 0.5%					$736,834
Food and staples retailing 0.1%
Bellis Acquisition Company PLC (B)	3.250	02-16-26	GBP	100,000	138,384
Performance Food Group, Inc. (B)	5.500	10-15-27		45,000	47,059
Food products 0.2%
B&G Foods, Inc.	5.250	09-15-27		55,000	57,234
Post Holdings, Inc. (B)	5.625	01-15-28		70,000	73,656
Post Holdings, Inc. (B)	5.750	03-01-27		50,000	52,588
TreeHouse Foods, Inc.	4.000	09-01-28		75,000	75,530
Household products 0.2%
Diamond BC BV	5.625	08-15-25	EUR	200,000	239,953
Personal products 0.0%
Prestige Brands, Inc. (B)	5.125	01-15-28		50,000	52,430
Energy 1.8%					2,916,889
Energy equipment and services 0.0%
Transocean, Inc.	6.800	03-15-38		110,000	50,358
Oil, gas and consumable fuels 1.8%
Antero Midstream Partners LP (B)	5.750	01-15-28		90,000	90,000
Apache Corp.	4.375	10-15-28		50,000	49,850
Apache Corp.	4.625	11-15-25		70,000	72,121
Apache Corp.	4.750	04-15-43		7,000	6,493
Apache Corp.	5.100	09-01-40		8,000	7,820
Buckeye Partners LP (B)	4.125	03-01-25		45,000	45,913
Buckeye Partners LP (B)	4.500	03-01-28		40,000	40,100
Cheniere Energy Partners LP	4.500	10-01-29		71,000	73,628
Continental Resources, Inc.	4.375	01-15-28		45,000	47,318
Continental Resources, Inc.	4.900	06-01-44		25,000	25,001
Continental Resources, Inc. (B)	5.750	01-15-31		35,000	39,545
DCP Midstream Operating LP	5.375	07-15-25		45,000	48,763
EG Global Finance PLC	4.375	02-07-25	EUR	100,000	114,390
EG Global Finance PLC	6.250	10-30-25	EUR	100,000	119,311
EnLink Midstream LLC (B)	5.625	01-15-28		91,000	87,995
EQM Midstream Partners LP (B)	4.500	01-15-29		40,000	38,978
EQM Midstream Partners LP (B)	4.750	01-15-31		30,000	29,100
EQM Midstream Partners LP (B)	6.000	07-01-25		15,000	16,144
EQM Midstream Partners LP (B)	6.500	07-01-27		15,000	16,309
EQM Midstream Partners LP	6.500	07-15-48		50,000	49,875
Matador Resources Company	5.875	09-15-26		105,000	102,244
Occidental Petroleum Corp.	2.900	08-15-24		5,000	4,945
Occidental Petroleum Corp.	3.000	02-15-27		85,000	79,981
Occidental Petroleum Corp.	3.200	08-15-26		5,000	4,798
Occidental Petroleum Corp.	3.400	04-15-26		20,000	19,420
Occidental Petroleum Corp.	4.200	03-15-48		121,000	98,325
Occidental Petroleum Corp.	4.400	04-15-46		29,000	24,837
Occidental Petroleum Corp.	5.500	12-01-25		20,000	21,150
Occidental Petroleum Corp.	6.125	01-01-31		20,000	22,084
Occidental Petroleum Corp.	6.375	09-01-28		5,000	5,488
Ovintiv Exploration, Inc.	5.375	01-01-26		25,000	27,551
Ovintiv Exploration, Inc.	5.625	07-01-24		30,000	32,980
Petrobras Global Finance BV	5.093	01-15-30		80,000	83,112
Petrobras Global Finance BV	5.600	01-03-31		50,000	52,690
Petrobras Global Finance BV	5.750	02-01-29		235,000	256,387
Petrobras Global Finance BV	6.900	03-19-49		50,000	54,750
16	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Petrobras Global Finance BV	7.375	01-17-27		60,000	$71,251
Petroleos Mexicanos	6.750	09-21-47		125,000	106,275
Petroleos Mexicanos	6.840	01-23-30		175,000	177,608
Range Resources Corp. (B)	8.250	01-15-29		30,000	32,100
SM Energy Company	5.000	01-15-24		30,000	28,215
Tallgrass Energy Partners LP (B)	6.000	03-01-27		20,000	20,200
Targa Resources Partners LP	6.500	07-15-27		115,000	124,968
Vine Oil & Gas LP (B)	8.750	04-15-23		105,000	111,773
Western Midstream Operating LP	5.300	02-01-30		150,000	162,882
Western Midstream Operating LP	6.500	02-01-50		50,000	54,063
YPF SA	7.000	12-15-47		120,000	67,800
Financials 2.0%					3,226,480
Banks 0.5%
Banca Monte dei Paschi di Siena SpA (5.375% to 1-18-23, then 5 Year Euro Swap Rate + 5.005%)	5.375	01-18-28	EUR	100,000	103,198
Banco do Brasil SA	4.625	01-15-25		200,000	211,800
Banco do Brasil SA (9.000% to 6-18-24, then 10 Year CMT + 6.362%) (F)	9.000	06-18-24		200,000	218,500
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (B)(F)	8.125	12-23-25		250,000	301,370
Capital markets 0.1%
Credit Suisse Group AG (5.250% to 2-11-27, then 5 Year CMT + 4.889%) (B)(F)	5.250	02-11-27		200,000	202,000
Consumer finance 0.4%
Credit Acceptance Corp. (B)	5.125	12-31-24		75,000	76,500
Credit Acceptance Corp.	6.625	03-15-26		70,000	73,675
DAE Funding LLC (B)	4.500	08-01-22		35,000	35,219
DAE Funding LLC (B)	5.000	08-01-24		65,000	66,950
goeasy, Ltd. (B)	5.375	12-01-24		95,000	98,444
Navient Corp.	6.500	06-15-22		55,000	57,688
OneMain Finance Corp.	4.000	09-15-30		60,000	58,350
OneMain Finance Corp.	5.375	11-15-29		85,000	90,419
OneMain Finance Corp.	6.125	03-15-24		5,000	5,400
OneMain Finance Corp.	6.875	03-15-25		60,000	68,246
Diversified financial services 0.1%
AA Bond Company, Ltd.	6.269	07-31-25	GBP	100,000	155,166
Compass Group Diversified Holdings LLC (B)	5.250	04-15-29		60,000	62,906
Insurance 0.3%
Acrisure LLC (B)	7.000	11-15-25		155,000	160,038
Acrisure LLC (B)	10.125	08-01-26		75,000	86,417
AssuredPartners, Inc. (B)	5.625	01-15-29		45,000	45,855
Genworth Holdings, Inc.	4.800	02-15-24		5,000	4,825
Genworth Holdings, Inc.	4.900	08-15-23		75,000	73,684
Genworth Holdings, Inc.	6.500	06-15-34		50,000	49,125
Genworth Holdings, Inc.	7.625	09-24-21		20,000	20,525
Thrifts and mortgage finance 0.6%
Genworth Mortgage Holdings, Inc. (B)	6.500	08-15-25		125,000	135,078
Home Point Capital, Inc. (B)	5.000	02-01-26		125,000	123,750
LD Holdings Group LLC (B)	6.125	04-01-28		35,000	35,434
LD Holdings Group LLC (B)	6.500	11-01-25		120,000	125,700
MGIC Investment Corp.	5.250	08-15-28		115,000	119,456
Nationstar Mortgage Holdings, Inc. (B)	5.125	12-15-30		70,000	69,038
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	17

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Thrifts and mortgage finance (continued)
PennyMac Financial Services, Inc. (B)	4.250	02-15-29		125,000	$119,531
PennyMac Financial Services, Inc. (B)	5.375	10-15-25		60,000	62,193
United Wholesale Mortgage LLC (B)	5.500	04-15-29		110,000	110,000
Health care 1.2%					1,977,922
Health care equipment and supplies 0.1%
Constantin Investissement 3 SASU	5.375	04-15-25	EUR	100,000	117,859
Hill-Rom Holdings, Inc. (B)	4.375	09-15-27		80,000	82,400
Health care providers and services 0.3%
Community Health Systems, Inc. (B)	4.750	02-15-31		30,000	29,307
Community Health Systems, Inc. (B)	5.625	03-15-27		20,000	20,950
Community Health Systems, Inc. (B)	6.625	02-15-25		95,000	100,285
HCA, Inc.	3.500	09-01-30		160,000	161,355
HCA, Inc.	5.375	09-01-26		60,000	67,650
HCA, Inc.	5.625	09-01-28		10,000	11,500
HCA, Inc.	5.875	02-01-29		5,000	5,825
HCA, Inc.	7.500	11-15-95		45,000	61,488
Health care technology 0.1%
CAB SELAS (B)	3.375	02-01-28	EUR	100,000	116,805
Life sciences tools and services 0.1%
Avantor Funding, Inc. (B)	3.875	07-15-28	EUR	100,000	123,551
Pharmaceuticals 0.6%
Bausch Health Companies, Inc. (B)	5.000	01-30-28		135,000	136,688
Bausch Health Companies, Inc. (B)	5.000	02-15-29		200,000	198,625
Bausch Health Companies, Inc. (B)	6.125	04-15-25		95,000	97,394
Catalent Pharma Solutions, Inc. (B)	3.125	02-15-29		30,000	28,800
Endo DAC (B)	9.500	07-31-27		57,000	61,916
Par Pharmaceutical, Inc. (B)	7.500	04-01-27		105,000	111,368
Teva Pharmaceutical Finance Netherlands II BV	1.250	03-31-23	EUR	100,000	114,923
Teva Pharmaceutical Finance Netherlands III BV	2.800	07-21-23		105,000	104,533
Teva Pharmaceutical Finance Netherlands III BV	6.750	03-01-28		200,000	224,700
Industrials 1.3%					2,104,948
Aerospace and defense 0.1%
TransDigm, Inc.	5.500	11-15-27		55,000	56,932
TransDigm, Inc. (B)	6.250	03-15-26		150,000	159,030
Building products 0.2%
Advanced Drainage Systems, Inc. (B)	5.000	09-30-27		25,000	26,189
Builders FirstSource, Inc. (B)	5.000	03-01-30		45,000	47,185
CP Atlas Buyer, Inc. (B)	7.000	12-01-28		40,000	42,042
LBM Acquisition LLC (B)	6.250	01-15-29		25,000	25,750
Signal Parent, Inc. (B)	6.125	04-01-29		95,000	94,050
Commercial services and supplies 0.3%
American Builders & Contractors Supply Company, Inc. (B)	4.000	01-15-28		85,000	85,000
APX Group, Inc. (B)	6.750	02-15-27		50,000	53,636
APX Group, Inc.	7.625	09-01-23		95,000	98,088
Arena Luxembourg Finance Sarl (B)	1.875	02-01-28	EUR	100,000	109,011
Clean Harbors, Inc. (B)	4.875	07-15-27		49,000	51,695
Scientific Games International, Inc.	5.500	02-15-26	EUR	100,000	116,671
Electrical equipment 0.2%
Sensata Technologies BV (B)	5.000	10-01-25		100,000	110,500
Sensata Technologies BV (B)	5.625	11-01-24		10,000	11,100
18	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Electrical equipment (continued)
Techem Verwaltungsgesellschaft 675 mbH (B)	2.000	07-15-25	EUR	100,000	$115,688
Machinery 0.2%
Meritor, Inc. (B)	4.500	12-15-28		95,000	95,285
Verisure Holding AB (B)	3.250	02-15-27	EUR	100,000	118,146
Vertical Midco GmbH (B)	4.375	07-15-27	EUR	100,000	123,124
Professional services 0.1%
La Financiere Atalian SASU	4.000	05-15-24	EUR	100,000	111,115
La Financiere Atalian SASU (B)	4.000	05-15-24	EUR	100,000	111,115
Trading companies and distributors 0.2%
Herc Holdings, Inc. (B)	5.500	07-15-27		140,000	148,988
Loxam SAS	3.250	01-14-25	EUR	100,000	116,139
United Rentals North America, Inc.	5.875	09-15-26		75,000	78,469
Information technology 0.8%					1,311,791
IT services 0.3%
Black Knight InfoServ LLC (B)	3.625	09-01-28		60,000	58,957
Cardtronics, Inc. (B)	5.500	05-01-25		10,000	10,275
Go Daddy Operating Company LLC (B)	3.500	03-01-29		100,000	98,250
Presidio Holdings, Inc. (B)	4.875	02-01-27		75,000	76,877
Presidio Holdings, Inc. (B)	8.250	02-01-28		60,000	65,250
Tempo Acquisition LLC (B)	6.750	06-01-25		180,000	183,938
Semiconductors and semiconductor equipment 0.1%
Entegris, Inc. (B)	4.625	02-10-26		145,000	150,075
Software 0.3%
BY Crown Parent LLC (B)	4.250	01-31-26		40,000	41,537
CDK Global, Inc. (B)	5.250	05-15-29		60,000	64,369
Open Text Corp. (B)	3.875	02-15-28		85,000	85,568
Open Text Holdings, Inc. (B)	4.125	02-15-30		70,000	70,958
PTC, Inc. (B)	3.625	02-15-25		15,000	15,394
PTC, Inc. (B)	4.000	02-15-28		20,000	20,300
SS&C Technologies, Inc. (B)	5.500	09-30-27		150,000	159,758
Technology hardware, storage and peripherals 0.1%
Xerox Corp.	4.375	03-15-23		140,000	146,475
Xerox Corp.	4.800	03-01-35		10,000	10,005
Xerox Corp.	6.750	12-15-39		35,000	38,150
Xerox Holdings Corp. (B)	5.000	08-15-25		15,000	15,655
Materials 1.1%					1,751,883
Containers and packaging 0.7%
ARD Finance SA (5.000% Cash or 5.750% PIK) (B)	5.000	06-30-27	EUR	195,000	233,793
Ardagh Packaging Finance PLC (B)	2.125	08-15-26	EUR	105,000	122,693
Berry Global, Inc. (B)	1.500	01-15-27	EUR	106,000	125,183
Berry Global, Inc. (B)	5.625	07-15-27		35,000	36,969
Crown European Holdings SA	2.875	02-01-26	EUR	125,000	155,932
OI European Group BV (B)	4.000	03-15-23		10,000	10,250
Owens-Brockway Glass Container, Inc. (B)	5.875	08-15-23		165,000	176,756
Silgan Holdings, Inc.	2.250	06-01-28	EUR	100,000	117,526
Trivium Packaging Finance BV	3.750	08-15-26	EUR	100,000	120,143
Metals and mining 0.3%
ABJA Investment Company Pte, Ltd.	5.450	01-24-28		200,000	205,548
Constellium SE	4.250	02-15-26	EUR	125,000	149,150
FMG Resources August 2006 Pty, Ltd. (B)	4.500	09-15-27		15,000	16,027
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	19

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Metals and mining (continued)
Novelis Corp. (B)	4.750	01-30-30	75,000	$77,303
Novelis Corp. (B)	5.875	09-30-26	55,000	57,406
Paper and forest products 0.1%
Flex Acquisition Company, Inc. (B)	6.875	01-15-25	145,000	147,204
Real estate 0.3%				416,281
Equity real estate investment trusts 0.2%
FelCor Lodging LP	6.000	06-01-25	115,000	117,947
VICI Properties LP (B)	3.500	02-15-25	10,000	10,181
VICI Properties LP (B)	3.750	02-15-27	5,000	5,000
VICI Properties LP (B)	4.250	12-01-26	60,000	61,385
VICI Properties LP (B)	4.625	12-01-29	50,000	51,868
Real estate management and development 0.1%
Yuzhou Group Holdings Company, Ltd.	7.375	01-13-26	200,000	169,900
Utilities 0.1%				201,702
Gas utilities 0.1%
AmeriGas Partners LP	5.500	05-20-25	102,000	110,925
AmeriGas Partners LP	5.625	05-20-24	20,000	22,210
AmeriGas Partners LP	5.875	08-20-26	10,000	11,004
Independent power and renewable electricity producers 0.0%

Clearway Energy Operating LLC (B)	3.750	02-15-31	60,000	57,563

Convertible bonds 0.3%				$436,541
(Cost $383,385)
Consumer discretionary 0.1%				99,088
Automobiles 0.1%
Ford Motor Company, Zero Coupon (B)	0.000	03-15-26	55,000	55,550
Hotels, restaurants and leisure 0.0%
DraftKings, Inc. (B)(G)	0.150	03-15-28	44,000	43,538
Energy 0.0%				78,300
Oil, gas and consumable fuels 0.0%
Pioneer Natural Resources Company (B)	0.250	05-15-25	50,000	78,300
Health care 0.1%				106,626
Health care equipment and supplies 0.1%
Integra LifeSciences Holdings Corp.	0.500	08-15-25	51,000	56,707
NuVasive, Inc.	0.375	03-15-25	49,000	49,919
Industrials 0.1%				106,897
Airlines 0.0%
JetBlue Airways Corp. (B)	0.500	04-01-26	37,000	40,656
Machinery 0.1%
The Middleby Corp. (B)	1.000	09-01-25	47,000	66,241
Real estate 0.0%				45,630
Equity real estate investment trusts 0.0%

Pebblebrook Hotel Trust	1.750	12-15-26	39,000	45,630
20	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value

Term loans (H) 0.1%					$211,647
(Cost $207,429)
Consumer staples 0.1%					115,833
Food products 0.1%
Froneri Lux FinCo SARL, 2020 EUR Term Loan (6 month EURIBOR + 2.625%)	2.625	01-29-27	EUR	100,000	115,833
Financials 0.0%					95,814
Insurance 0.0%
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 3.000%)	3.215	04-25-25		97,250	95,814

Escrow certificates 0.0%					$750
(Cost $194)
Texas Competitive Electric Holdings Company LLC (A)(D)	11.500	10-01-20		500,000	750

	Par value^	Value
Short-term investments 1.4%		$2,200,000
(Cost $2,200,000)
Repurchase agreement 1.4%		2,200,000
Goldman Sachs Tri-Party Repurchase Agreement dated 3-31-21 at 0.010% to be repurchased at $2,200,001 on 4-1-21, collateralized by $2,166,405 Federal National Mortgage Association, 2.500% - 4.500% due 2-1-46 to 12-1-46 (valued at $2,244,000)	2,200,000	2,200,000

Total investments (Cost $148,725,973) 97.8%	$157,740,278
Other assets and liabilities, net 2.2%	3,529,457
Total net assets 100.0%	$161,269,735

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling

Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
NVDR	Non-Voting Depositary Receipt
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to fund's investments.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Non-income producing - Issuer is in default.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(H)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
The fund had the following country composition as a percentage of net assets on 3-31-21:
United States	42.8%
Japan	10.4%
France	6.3%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	21

United Kingdom	6.0%
Canada	3.8%
Switzerland	3.5%
Germany	2.7%
Sweden	2.6%
Netherlands	1.8%
Norway	1.2%
Other countries	18.9%
TOTAL	100.0%
22	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro STOXX 50 Index Futures	185	Short	Jun 2021	$(8,205,725)	$(8,387,268)	$(181,543)
FTSE 100 Index Futures	19	Short	Jun 2021	(1,761,079)	(1,749,587)	11,492
MSCI EAFE Index Futures	201	Short	Jun 2021	(22,049,113)	(22,029,600)	19,513
						$(150,538)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	110,000	USD	86,812	MSI	4/7/2021	$721	—
CAD	110,000	USD	87,520	CITI	5/6/2021	16	—
EUR	19,000	USD	22,341	MSI	4/30/2021	—	$(49)
GBP	66,000	USD	92,154	BNP	4/7/2021	—	(1,166)
GBP	22,000	USD	30,355	BNP	5/6/2021	—	(23)
GBP	66,000	USD	90,898	DB	5/6/2021	99	—
USD	87,517	CAD	110,000	CITI	4/7/2021	—	(16)
USD	1,587,654	CAD	2,005,000	MSI	6/16/2021	—	(7,952)
USD	113,419	EUR	96,000	SSB	4/30/2021	784	—
USD	8,045,826	EUR	6,746,000	MSI	6/16/2021	122,947	—
USD	90,889	GBP	66,000	DB	4/7/2021	—	(99)
USD	3,019,384	GBP	2,177,000	BNP	6/16/2021	17,528	—
USD	1,505,345	JPY	163,800,000	MSI	6/16/2021	24,956	—
						$167,051	$(9,305)

Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
USD	U.S. Dollar

Derivatives Abbreviations
BNP	BNP Paribas
CITI	Citibank, N.A.
DB	Deutsche Bank AG
MSI	Morgan Stanley & Co. International PLC
OTC	Over-the-counter
SSB	State Street Bank and Trust Company
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	23

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of March 31, 2021, by major security category or type:
	Total value at 3-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$15,815,384	$7,172,904	$8,642,480	—
Consumer discretionary	10,553,457	2,989,892	7,563,565	—
Consumer staples	11,381,829	6,410,120	4,971,709	—
Energy	8,235,224	4,793,772	3,441,452	—
Financials	24,530,461	7,818,453	16,712,008	—
Health care	11,786,306	7,275,056	4,511,250	—
Industrials	13,044,958	2,684,089	10,360,869	—
Information technology	14,498,450	9,583,898	4,914,552	—
Materials	11,309,092	3,081,989	8,227,103	—
Real estate	4,174,970	2,824,505	1,350,465	—
Utilities	5,913,878	3,939,835	1,974,043	—
24	|

	Total value at 3-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Preferred securities	$1,432,442	—	$1,432,442	—
Exchange-traded funds	235,820	$235,820	—	—
Other equity investments	269,185	—	—	$269,185
Foreign government obligations	235,994	—	235,994	—
Corporate bonds	21,473,890	—	21,473,890	—
Convertible bonds	436,541	—	436,541	—
Term loans	211,647	—	211,647	—
Escrow certificates	750	—	—	750
Short-term investments	2,200,000	—	2,200,000	—
Total investments in securities	$157,740,278	$58,810,333	$98,660,010	$269,935
Derivatives:
Assets
Futures	$31,005	$31,005	—	—
Forward foreign currency contracts	167,051	—	$167,051	—
Liabilities
Futures	(181,543)	(181,543)	—	—
Forward foreign currency contracts	(9,305)	—	(9,305)	—
Restricted securities. The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at March 31, 2021:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Allstar Co-Invest LLC (LLC Interest)	8-1-11	$240,553	236,300	—	—	236,300	0.2%	$269,185
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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